UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08765

Managed High Yield Plus Fund, Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders UBS Global Asset Management (Americas) Inc. 51 West 52nd Street New York, New York 10019-6114

Registrant’s telephone number, including area code: 212.882.5000

Date of fiscal year end:	5/31

Date of reporting period:	7/1/2008 – 6/30/2009

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08765

Managed High Yield Plus Fund, Inc.

51 West 52nd Street

New York, New York  10019-6114

888-793-8637

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York  10019-6114

Fiscal year end:  5/31

Reporting Period: 07/01/2008 - 06/30/2009

====================== MANAGED HIGH YIELD PLUS FUND, INC. ======================

AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  009037AG7

Meeting Date: JUL 24, 2008   Meeting Type: Bondholder

Record Date:  JUN 18, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Bondholder Resolution: Approve          For       For          Management

      Arrangement Scheme

--------------------------------------------------------------------------------

AINSWORTH LUMBER CO LTD

Ticker:       ANS            Security ID:  C01023206

Meeting Date: MAY 13, 2009   Meeting Type: Annual/Special

Record Date:  APR 3, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Robert Chadwick          For       For          Management

1.2   Elect Director Jay Gurandiano           For       For          Management

1.3   Elect Director Paul Houston             For       For          Management

1.4   Elect Director Richard Huff             For       For          Management

1.5   Elect Director John Lacey               For       Withhold     Management

1.6   Elect Director Gordon Lancaster         For       For          Management

1.7   Elect Director Jonathan I. Mishkin      For       For          Management

2     Approve Deloitte & Touche LLP as        For       For          Management

      Auditors and Authorize Board to Fix

      Their Remuneration

3     Approve Stock Option Plan               For       Against      Management

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AMERICAN TOWER CORP.

Ticker:       AMT            Security ID:  029912201

Meeting Date: MAY 6, 2009    Meeting Type: Annual

Record Date:  MAR 10, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Raymond P. Dolan         For       For          Management

1.2   Elect Director Ronald M. Dykes          For       For          Management

1.3   Elect Director Carolyn F. Katz          For       For          Management

1.4   Elect Director Gustavo Lara Cantu       For       For          Management

1.5   Elect Director JoAnn A. Reed            For       For          Management

1.6   Elect Director Pamela D.A. Reeve        For       For          Management

1.7   Elect Director David E. Sharbutt        For       For          Management

1.8   Elect Director James D. Taiclet, Jr.    For       For          Management

1.9   Elect Director Samme L. Thompson        For       For          Management

2     Ratify Auditors                         For       For          Management

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KNOLOGY, INC.

Ticker:       KNOL           Security ID:  499183804

Meeting Date: MAY 7, 2009    Meeting Type: Annual

Record Date:  MAR 12, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Alan A. Burgess          For       For          Management

1.2   Elect Director O. Gene Gabbard          For       For          Management

2     Ratify Auditors                         For       For          Management

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XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106

Meeting Date: JUN 16, 2009   Meeting Type: Annual

Record Date:  APR 21, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Carl C. Icahn            For       Withhold     Management

1.2   Elect Director Carl J. Grivner          For       Withhold     Management

1.3   Elect Director David S. Schechter       For       Withhold     Management

1.4   Elect Director Adam Dell                For       For          Management

1.5   Elect Director Fredrik C. Gradin        For       For          Management

1.6   Elect Director Vincent J. Intrieri      For       Withhold     Management

1.7   Elect Director Robert L. Knauss         For       For          Management

1.8   Elect Director Keith Meister            For       Withhold     Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund, Inc.

Kai Sotorp *

President

Managed High Yield Plus Fund, Inc.

Head - Americas

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Kai R. Sotorp*, President
Kai R. Sotorp

*(Signature affixed by Joseph Allessie by Power of Attorney effective June 30, 2009 and filed herewith).

Date	August 10, 2009

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Master Trust

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Master Trust

Liquid Institutional Reserves

Global High Income Fund Inc.

Insured Municipal Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Kai R. Sotorp, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

June 30, 2009

By:	/s/ Kai R. Sotorp
Kai R. Sotorp